UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2003
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  MARCH 31, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: 216617(x$1000)
List of Other Included Managers: None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      969    11400 SH       Sole                    11400
Abbott Labs                    COM              002824100     2123    45550 SH       Sole                    45550
Adobe Sys Inc                  COM              00724F101     1317    33700 SH       Sole                    33700
Agilent Technologies           COM              00846U101      297    10173 SH       Sole                    10173
Altria Group Inc               COM              02209S103      236     4338 SH       Sole                     4338
American Express Co            COM              025816109     4161    86271 SH       Sole                    86271
American International Group   COM              026874107     6095    91964 SH       Sole                    91964
Amgen Inc                      COM              031162100     2706    43800 SH       Sole                    43800
Apollo Group Inc               COM              037604105      322     4750 SH       Sole                     4750
Applied Biosystems OLD         COM              380201038      779    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105     1164    51850 SH       Sole                    51850
Automatic Data Processing Inc  COM              053015103     1357    34250 SH       Sole                    34250
Bank of America                COM              060505104     1099    13669 SH       Sole                    13669
Bed Bath & Beyond              COM              075896100     1136    26200 SH       Sole                    26200
Biogen Idec Inc                COM              09062x103      215     5865 SH       Sole                     5865
BP Plc Sponsored ADR           COM              055622104     4640    94032 SH       Sole                    94032
Bristol Myers Squibb           COM              110122108      315    11000 SH       Sole                    11000
Burlington Northern            COM              12189T104      256     7922 SH       Sole                     7922
Cardinal Health Inc            COM              14149Y108      569     9300 SH       Sole                     9300
Carnival Corp                  COM              143658300     2598    65400 SH       Sole                    65400
Caterpillar Inc                COM              149123101      291     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     4758    55073 SH       Sole                    55073
Cintas Corp Ohio               COM              172908105     3469    69249 SH       Sole                    69249
Cisco Systems                  COM              17275r102     3835   158285 SH       Sole                   158285
Citigroup Inc                  COM              172967101     2170    44698 SH       Sole                    44698
Clear Channel Comm             COM              184502102     1016    21700 SH       Sole                    21700
Coca Cola Co                   COM              191216100     1480    29172 SH       Sole                    29172
Corning Inc                    COM              219350105      413    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      483     7426 SH       Sole                     7426
Dell Inc                       COM              24702R101     1544    45440 SH       Sole                    45440
Disney Walt Co                 COM              254687106      490    21000 SH       Sole                    21000
Dollar Tree Stores             COM              256746108      367    12200 SH       Sole                    12200
Dow Chem Co                    COM              260543103      585    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109     1230    26806 SH       Sole                    26806
Ensco Intl Inc                 COM              26874Q100     1910    70300 SH       Sole                    70300
Exxon Mobil Corp               COM              30231G102     6583   160572 SH       Sole                   160572
Federal Natl Mtg Assn          COM              313586109     2778    37005 SH       Sole                    37005
First Data Corp                COM              319963104     1777    43250 SH       Sole                    43250
Fiserv Inc                     COM              337738108     4589   116062 SH       Sole                   116062
Fleet Boston Financial         COM              339030108      335     7675 SH       Sole                     7675
Flextronics Intl Ltd           COM              Y2573F102     2367   159900 SH       Sole                   159900
Franklin Res Inc               COM              354613101      620    11911 SH       Sole                    11911
General Electric Co            COM              369604103    15215   491132 SH       Sole                   491132
Harley Davidson Inc            COM              412822108     1214    25550 SH       Sole                    25550
Hewlett Packard Co.            COM              428236103     2312   100642 SH       Sole                   100642
Home Depot, Inc.               COM              437076102     2402    67677 SH       Sole                    67677
Honeywell Inc                  COM              438516106      234     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     5589   174388 SH       Sole                   174388
Intl Business Mach             COM              459200101     6544    70608 SH       Sole                    70608
Jefferson Pilot Corp           COM              475070108      692    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5141    99508 SH       Sole                    99508
JPMorgan Chase & Co            COM              46625H100     1057    28764 SH       Sole                    28764
Kohl's Corp.                   COM              500255104      690    15350 SH       Sole                    15350
Lehman Brothers Holdings Inc   COM              524908100      364     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2474    58800 SH       Sole                    58800
Marsh & Mclennan Cos Inc       COM              571748102      373     7780 SH       Sole                     7780
Maxim Integrated Inc           COM              57772K101      984    19850 SH       Sole                    19850
Medtronic Inc                  COM              585055106     4489    92350 SH       Sole                    92350
Merck & Co                     COM              589331107     2274    49212 SH       Sole                    49212
Microsoft Corp.                COM              594918104     7019   256443 SH       Sole                   256443
Molex Inc                      COM              608554101      293     8401 SH       Sole                     8401
Moody's                        COM              615369105      206     3400 SH       Sole                     3400
Morgan Stanley                 COM              617446448      490     8461 SH       Sole                     8461
National City Corp             COM              635405103      299     8809 SH       Sole                     8809
Noble Energy, Inc.             COM              655044105      284     6400 SH       Sole                     6400
Nokia Corp ADR                 COM              654902204     2492   146600 SH       Sole                   146600
Omnicom Group Inc              COM              681919106     2589    29650 SH       Sole                    29650
Oracle Corp.                   COM              68389x105      623    47100 SH       Sole                    47100
Pepsico, Inc.                  COM              713448108     4979   106800 SH       Sole                   106800
Pfizer, Inc.                   COM              717081103     5681   160787 SH       Sole                   160787
Procter & Gamble Co            COM              742718109     6385    63929 SH       Sole                    63929
RLI Corp                       COM              749607107      579    15466 SH       Sole                    15466
Royal Dutch Pete               COM              780257804      827    15788 SH       Sole                    15788
SBC Communications Inc         COM                             384    14724 SH       Sole                    14724
Schlumberger Ltd               COM              806857108      438     8000 SH       Sole                     8000
Staples, Inc.                  COM              855030102     1480    54225 SH       Sole                    54225
Starbucks Corp                 COM              855244109     2978    89800 SH       Sole                    89800
State Street Corp.             COM              857477103      965    18531 SH       Sole                    18531
Sysco Corp                     COM              871829107      439    11800 SH       Sole                    11800
The Charles Schwab Corp        COM                             577    48701 SH       Sole                    48701
Tyco International Ltd.        COM              h89128104     4770   180000 SH       Sole                   180000
U.S. Bancorp                   COM              902973304      473    15891 SH       Sole                    15891
United Technologies            COM              913017109      548     5782 SH       Sole                     5782
Verizon Comm                   COM              92343V104      408    11618 SH       Sole                    11618
Viacom Inc Cl B                COM              92553P201      646    14550 SH       Sole                    14550
Vodafone Grp ADR               COM              92857W209     2819   112566 SH       Sole                   112566
Wal Mart Stores Inc            COM              931142103     2371    44700 SH       Sole                    44700
Walgreen Co                    COM              931422109     1923    52850 SH       Sole                    52850
Weatherford                    COM              g95089101     2493    69250 SH       Sole                    69250
Wells Fargo & Co               COM              949746101    17468   296628 SH       Sole                   296628
Whole Food Market, Inc.        COM              966837106      269     4000 SH       Sole                     4000
Wyeth                          COM              983024100      760    17900 SH       Sole                    17900
Chestnut Str Exch Fd Sh Partsh                  166668103    12253 37432.300 SH      Sole                37432.300
Liberty Fds Tr VII Newport Tig                  19764n501      252 21500.556 SH      Sole                21500.556
Midcap SPDR Tr Ser 1                            595635103      345     3270 SH       Sole                     3270
Nasdaq-100 Trusts Shares                        631100104      250     6864 SH       Sole                     6864
SPDR Tr Unit Ser 1                              78462F103      921     8272 SH       Sole                     8272
The Individuals' Venture Fund                                  150   150000 SH       Sole                   150000